SHAREHOLDERS EQUITY (Schedule of Share Option Activity) (Details))	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Number of options
Outstanding at January 1, 2015 | shares	1,104,409
Granted | shares	309,805
Exercised | shares
Forfeited | shares	(119,644)
Outstanding at end of the year | shares	1,294,570
Vested or expected to vest | shares	1,262,976
Options exercisable at the end of the year | shares	581,609
Weighted-average exercise price
Outstanding at January 1, 2015 | $ / shares	$ 5.84
Granted | $ / shares	$ 1.65
Exercised | $ / shares
Forfeited | $ / shares	$ (3.74)
Outstanding at end of the year | $ / shares	5.03
Vested or expected to vest | $ / shares	4.8
Options exercisable at the end of the year | $ / shares	$ 7.39
Weighted-average remaining contractual term
Outstanding at end of the year	7 years
Vested or expected to vest	6 years 11 months 23 days
Options exercisable at end of the year	6 years 2 months 16 days
Aggregate intrinsic value
Outstanding at end of the year | $	$ 17
Vested or expected to vest | $	$ 17
Options exercisable at the end of the year | $